FAIR VALUE MEASUREMENTS (Details) (Recurring basis [Member], Interest rate swaps [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Recurring basis [Member] | Interest rate swaps [Member]
Fair value measurement [Line Items]
Loan amount	$ 74,019	$ 85,660
Other liability amount	539	1,628
Net unrealized income	$ 508